Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 26,719,166	$ 0	$ 875,592	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,594,758